Deferred Policy Acquisition Costs - Rollforward of LDTI, VOBA, and DSI Adoption Adjustments (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost					$ 7,241
Deferred sale inducement cost						$ 681
As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred sale inducement cost						285
Effect of Change
Summary of Significant Accounting Policies [Line Items]
Deferred sale inducement cost						396
Individual Retirement
Summary of Significant Accounting Policies [Line Items]
Deferred sale inducement cost						476
Individual Retirement | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred sale inducement cost						194
Individual Retirement | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Deferred sale inducement cost						282
Group Retirement
Summary of Significant Accounting Policies [Line Items]
Deferred sale inducement cost						205
Group Retirement | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred sale inducement cost						91
Group Retirement | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Deferred sale inducement cost						114
Long-Duration Insurance Contracts
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost	$ 10,551	$ 10,486	$ 10,472	$ 10,485	10,375	7,939
Long-Duration Insurance Contracts | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost					7,241
Long-Duration Insurance Contracts | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost					3,134
Long-Duration Insurance Contracts | Individual Retirement
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost	4,693	4,628	4,643	4,604	4,476
Long-Duration Insurance Contracts | Individual Retirement | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost					2,426
Long-Duration Insurance Contracts | Individual Retirement | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost					2,050
Long-Duration Insurance Contracts | Group Retirement
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost	1,060	1,073	1,060	1,078	1,093
Long-Duration Insurance Contracts | Group Retirement | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost					560
Long-Duration Insurance Contracts | Group Retirement | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost					533
Long-Duration Insurance Contracts | Life Insurance
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost	4,745	4,746	4,718	4,765	4,773
Long-Duration Insurance Contracts | Life Insurance | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost					4,229
Long-Duration Insurance Contracts | Life Insurance | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost					544
Long-Duration Insurance Contracts | Institutional Markets
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost	53	39	51	38	33
Long-Duration Insurance Contracts | Institutional Markets | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost					26
Long-Duration Insurance Contracts | Institutional Markets | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost					7
Value Of Business Acquired
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost	90	108	91	113	125
Amortization of Value of Business Acquired (VOBA)	(3)	(3)
Value Of Business Increase (Decrease) Due To Other	2	(2)	(13)	(2)
Value Of Business Acquired | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost					122	$ 130
Value Of Business Increase (Decrease) Due To Other					(1)
Value Of Business Acquired | Individual Retirement
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost	1	2	3	3	3
Amortization of Value of Business Acquired (VOBA)	0	0
Value Of Business Increase (Decrease) Due To Other	(2)	(1)	0	0
Value Of Business Acquired | Individual Retirement | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost					3
Value Of Business Acquired | Individual Retirement | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost					0
Value Of Business Acquired | Group Retirement
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost	1	1	1	1	1
Amortization of Value of Business Acquired (VOBA)	0	0
Value Of Business Increase (Decrease) Due To Other	0	0	0	0
Value Of Business Acquired | Group Retirement | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost					1
Value Of Business Acquired | Group Retirement | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost					0
Value Of Business Acquired | Life Insurance
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost	88	105	87	109	121
Amortization of Value of Business Acquired (VOBA)	(3)	(3)
Value Of Business Increase (Decrease) Due To Other	$ 4	$ (1)	$ (13)	$ (2)
Value Of Business Acquired | Life Insurance | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost					118
Value Of Business Acquired | Life Insurance | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost					3
Value Of Business Acquired | Institutional Markets
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost					125
Value Of Business Acquired | Institutional Markets | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost					122
Value Of Business Acquired | Institutional Markets | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost					$ 3